Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Total property, plant and equipment before accumulated depreciation	$ 30,756	$ 29,977
Less: Accumulated depreciation	16,789	16,591
Property, plant and equipment	13,967	13,385	$ 13,865
Land [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment before accumulated depreciation	516	500
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment before accumulated depreciation	10,068	9,920
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment before accumulated depreciation	12,281	11,871
Furniture, fixtures and other [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment before accumulated depreciation	4,930	4,693
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment before accumulated depreciation	$ 2,960	$ 2,992
Minimum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)	33 years
Minimum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)	8 years
Minimum [Member] | Furniture, fixtures and other [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)	3 years
Maximum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)	50 years
Maximum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)	20 years
Maximum [Member] | Furniture, fixtures and other [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)	12 years 6 months